Share-based awards - Summary of Stock Option Activity (Details) - Employee Stock Option - $ / shares			3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2025
Options Outstanding Number of Shares
Outstanding at beginning of period (in shares)			622,292
Granted (in shares)			118,902
Exercised (in shares)			(40,883)
Forfeited/Expired (in shares)			(762)
Outstanding at end of period (in shares)	699,549	622,292	699,549
Exercisable at end of period (in shares)	450,752		450,752
Weighted Average Exercise Price
Outstanding at beginning of period (in USD per share)			$ 170.52
Granted (in USD per share)			185.18
Exercised (in USD per share)			116.46
Forfeited/Expired (in USD per share)			216.10
Outstanding at end of period (in USD per share)	$ 176.12	$ 170.52	176.12
Exercisable at end of period (in USD per share)	$ 150.36		$ 150.36
Weighted Average Remaining Contractual Life
Weighted average contractual term of options outstanding	4 years 6 months 14 days	3 years 10 months 28 days
Weighted average contractual term of options exercisable	3 years 3 months 10 days